DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)				12 Months Ended
	Dec. 02, 2021 USD ($) $ / shares shares	Nov. 10, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Description of Organization and Business Operations
Number of units issued | shares				39,451,134
Investments held in Trust			$ 750,000,000
Offering cost					$ 800,880
Transaction Costs			41,389,428
Underwriting fees			15,000,000
Deferred underwriting commissions			26,250,000
Deferred underwriting fee payable			26,250,000
Other offering costs					2,344,508
Earnout Shares | shares				15,000,000
Transaction costs allocable to warrant liability				$ 0	2,344,508	$ 0
Maturity term of U.S. government securities				180 days
Percentage of aggregate fair market value of assets				80.00%
Maximum allowed dissolution expenses			$ 100,000	$ 100,000	100,000
Proceeds from issuance initial public offering					816,810,000
Cash held outside the Trust Account				161,277	$ 257,872
Payments for investment of cash in Trust Account				$ 817,356,537
Condition for future business combination use of proceeds percentage				100
Condition for future business combination threshold Percentage Ownership					100
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001
Threshold number of days to sell their public shares in a tender offer				2
Threshold Business Days For Redemption Of Public Shares				10
Working Capital Deficit				$ 13,700,000
Current liabilities				14,400,637	$ 2,256,681
Cash				$ 161,000
Term For Submitting Or Filing Shelf, Covering The Issuance And The Resale Of All Registrable Securities On A Delayed Or Continuous Basis				30 days
Term For Declaring Shelf Effective After The Filing				60 days
Term For Declaring Shelf Effective After The Filing, If The Sec Notifies That It Will "Review" The Shelf				90 days
Term For Declaring Shelf Effective After The Date When Entity Is Notified Orally Or In Writing, Whichever Is Earlier By The Sec That The Shelf Will Not Be Reviewed Or Will NotBeSubjectToFurther Review				10 days
Initial Public Offering.
Description of Organization and Business Operations
Number of units issued | shares			75,000,000	81,681,000
Unit Par Value | $ / shares			$ 0.00005
Unit Price | $ / shares			$ 10.00
Proceeds from offering			$ 750,000,000
Investments held in Trust			139,428
Threshold Business Days For Redemption Of Public Shares				10
Initial Public Offering. | Class A ordinary shares
Description of Organization and Business Operations
Proceeds from issuance initial public offering			$ 816,810,000
Over-allotment option
Description of Organization and Business Operations
Number of units issued | shares				9,000,000
Unit Price | $ / shares		$ 10
Proceeds from offering		$ 66,810,000
Offering cost		3,674,550
Deferred underwriting fee payable		$ 2,338,350
Number of shares to be issued | shares		6,681,000
Over-allotment option | Founder
Description of Organization and Business Operations
Maximum shares subject to forfeiture | shares		1,142,250
PIPE Subscription Agreements [Member] | Domesticated Acquiror Class A Common Stock [Member]
Description of Organization and Business Operations
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination	5.00%
Cash purchase price | $ / shares	$ 0.0001
Sponsor | Domesticated Acquiror Class A Common Stock [Member]
Description of Organization and Business Operations
Number of shares that will immediately vest without restrictions | shares	13,631,318
Number of Shares That Will be Deemed Unvested | shares	6,713,932
Term For Triggering Events	5 years
Sponsor | Private Placement.
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares		890,800	11,333,334
Price of warrants (in dollars per share) | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 1,336,200	$ 17,000,000
Number of warrants to purchase shares issued | shares		890,800	11,333,334
Sponsor | PIPE Subscription Agreements [Member] | Domesticated Acquiror Class A Common Stock [Member]
Description of Organization and Business Operations
Number of shares to be issued | shares	2,000,000
PIPE Investors [Member] | PIPE Subscription Agreements [Member] | Domesticated Acquiror Class A Common Stock [Member]
Description of Organization and Business Operations
Number of shares to be issued | shares	33,500,000
Cash purchase price | $ / shares	$ 10.00
Aggregate purchase price	$ 335,000,000
Private Placement Warrants.
Description of Organization and Business Operations
Number of units issued | shares				12,224,134
Private Placement Warrants. | Private Placement.
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares				12,224,134
Proceeds from sale of Private Placement Warrants				$ 18,336,200
Number of warrants to purchase shares issued | shares				12,224,134
Public Warrants
Description of Organization and Business Operations
Number of units issued | shares				27,227,000